UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment []; Amendment Number:  ------------------

This Amendment (Check only one.):            [    ] is a restatement.
                                             [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      O.S.S. Capital Management LP

Address:   598 Madison Avenue
           New York, NY  10022


Form 13F File Number: 028-10371


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Oscar S. Schafer
Title:  Sole Managing Member of General Partner
Phone:  212-756-8707

Signature,  Place,  and  Date  of  Signing:

/s/ Oscar S. Schafer               New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $      643,382
                                         --------------
                                         (in thousands)


List of Other Included Managers:

NONE




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                                                  Form 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANIXTER INTL INC             COM            035290105   16,507   276,367 SH       Sole                  276,367
APPLE INC                    COM            037833100    3,987    12,362 SH       Sole                   12,362
CARTER INC                   COM            146229109   16,479   558,419 SH       Sole                  558,419
CNO FINL GROUP INC           COM            12621E103   20,865 3,077,500 SH       Sole                3,077,500
COCA COLA ENTERPRISES INC NE COM            19122T109   13,767   550,000 SH       Sole                  550,000
COVANTA HLDG CORP            COM            22282E102   15,216   885,151 SH       Sole                  885,151
CROWN HOLDINGS INC           COM            228368106   18,359   550,000 SH       Sole                  550,000
FIDELITY NATL INFORMATION SV COM            31620M106   18,457   673,856 SH       Sole                  673,856
FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109   21,016 3,072,524 SH       Sole                3,072,524
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   13,922   960,800 SH       Sole                  960,800
INTERVAL LEISURE GROUP INC   COM            46113M108    1,061    65,726 SH       Sole                   65,726
ISHARES TR                   RUSSELL 2000   464287655   79,022 1,010,000 SH  PUT  Sole                1,010,000
KAISER ALUMINUM CORP         COM PAR $0.01  483007704    6,431   128,396 SH       Sole                  128,396
MAKO SURGICAL CORP           COM            560879108   19,413 1,275,510 SH       Sole                1,275,510
MATTEL INC                   COM            577081102   16,021   630,000 SH       Sole                  630,000
NXP SEMICONDUCTORS N V       COM            N6596X109   15,174   725,000 SH       Sole                  725,000
OSI SYSTEMS INC              COM            671044105   13,412   368,864 SH       Sole                  368,864
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   77,333 1,420,000 SH  PUT  Sole                1,420,000
QUALCOMM INC                 COM            747525103    5,024   101,507 SH       Sole                  101,507
QUANTUM CORP                 COM DSSG       747906204    7,705 2,071,263 SH       Sole                2,071,263
REGAL ENTMT GROUP            CL A           758766109    5,679   483,707 SH       Sole                  483,707
SALIX PHARMACEUTICALS INC    COM            795435106   11,952   254,521 SH       Sole                  254,521
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106   23,201   770,525 SH       Sole                  770,525
SPDR S&P 500 ETF TR          TR UNIT        78462F103   76,959   612,000 SH  PUT  Sole                  612,000
TIME WARNER INC              COM NEW        887317303   12,253   380,886 SH       Sole                  380,886
TIME WARNER INC              COM NEW        887317303    4,826   150,000 SH  CALL Sole                  150,000
TRANSDIGM GROUP INC          COM            893641100    9,721   135,000 SH       Sole                  135,000
UNIFI INC                    COM NEW        904677200    5,494   324,530 SH       Sole                  324,530
VIACOM INC NEW               CL B           92553P201   25,773   650,665 SH       Sole                  650,665
VIACOM INC NEW               CL B           92553P201    3,961   100,000 SH  CALL Sole                  100,000
WEBMD HEALTH CORP            COM            94770V102   10,311   201,941 SH       Sole                  201,941
WYNDHAM WORLDWIDE CORP       COM            98310W108   20,971   699,972 SH       Sole                  699,972
XEROX CORP                   COM            984121103   13,202 1,145,976 SH       Sole                1,145,976
XEROX CORP                   COM            984121103    2,880   250,000 SH  CALL Sole                  250,000
YAHOO INC                    COM            984332106   17,028 1,023,926 SH       Sole                1,023,926
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